Equity Plans and Stock-based Compensation - Summary of Stock Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 28,293	$ 1,190	$ 35,870	$ 2,100	$ 4,947	$ 2,937	$ 1,706
Cost of revenue [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	2,164	41	2,188	64	115	39	28
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	13,682	454	14,357	757	1,807	871	419
Sales and marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	4,169	356	4,767	655	1,501	1,164	541
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 8,278	$ 339	$ 14,558	$ 624	$ 1,524	$ 863	$ 718